Document and Entity Information	Jun. 17, 2016
Prospectus:
Document Type	497
Document Period End Date	Jun. 17, 2016
Registrant Name	UBS MONEY SERIES
Central Index Key	0001060517
Amendment Flag	false
Document Creation Date	Jun. 17, 2016
Document Effective Date	Jun. 17, 2016
Prospectus Date	Aug. 28, 2015
UBS Prime Preferred Fund | UBS Prime Preferred Fund
Prospectus:
Trading Symbol	UPPXX
UBS Prime Reserves Fund | UBS Prime Reserves Fund
Prospectus:
Trading Symbol	UPRXX
UBS Prime Investor Fund | UBS Prime Investor Fund
Prospectus:
Trading Symbol	UPIXX
UBS Select Tax-Free Preferred Fund | UBS Select Tax-Free Preferred Fund
Prospectus:
Trading Symbol	SFPXX
UBS Select Tax-Free Institutional Fund | UBS Select Tax-Free Institutional Fund
Prospectus:
Trading Symbol	STFXX
UBS Select Tax-Free Investor Fund | UBS Select Tax-Free Investor Fund
Prospectus:
Trading Symbol	SFRXX